Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Investment in partnership	$ 9,337	$ 0
Net operating loss carryforwards	10,092	6,589
Accrued expenses	160	165
Start-up costs	748	0
Gross deferred tax assets	20,337	6,754
Valuation allowance	(17,443)	(5,835)
Total deferred tax assets (after valuation allowance)	2,894	919
Deferred tax liabilities
Accounting method change	0	918
Fixed assets	0	1
Total deferred tax liabilities	0	919
Net deferred tax asset	$ 2,894	$ 0